MORTGAGE SUMMARY

GF Loan ID	Seller Loan ID	First Name	Last Name	Address	City	State	Zip	Loan Amount	Originator	Note Date	Borrower in Title Yes/No	Purchase/Refinance	Subject Mortgage on O&E Report	Title Policy is Final/Prelim	COMMENTS
xxx	xxx	xxx	xxx	xxx	XXX	California	XXX	xxx	xxx	xxx	Yes	Refinance	Yes	Final policy	Review of property ownership report dated XX/XX/2017 shows that the subject mortgage was dated XXXX with XXX Mortgage
The chain of assignment is incomplete as the subject mortgage is currently with XXX, inc. istead of curent assignee XXX.
There are no any active judgments or liens found against the subject property.
As per commented on 1/11/2017, 1st half and 2nd half county taxes for year 2016 were paid off in the cumulative amount of $XXX.
1. There is an active piggy back mortgage found on the updated title report in the amount of $XXX in favor of XXX Mortgage,  which was recorded on XXXXX.
2017 year 1st and 2nd half taxes are dues and there are no prior year delinquent taxes found.
xxx	xxx	xxx	xxx	xxx	XXX	Florida	XXX	xxx	xxx	xxx	Yes	Purchase	Yes	Final policy	Review of updated title report dated XXX shows the subject mortgage was originated on XXX with XXX Bank which was recorded on XXX.
The chain of assignment is incomplete, currently the assignment with
XXX, FSB,  which was recorded on XXX.
There are two judgment found pending.
First, is in the amount of $XXX with XXX N.A recorded on XXX.
Second is in the amount of $XXX with XXX, LLC which was recorded on XXX.
Taxes related information not provided in U-title report.
xxx	xxx	xxx	xxx	xxx	XXX	Florida	XXX	xxx	xxx	xxx	Yes	Refinance	Yes	Final policy	As per the property ownership report dated XXX shows that the subject mortgage was with XXXX Corporation dated XXX.
The chain of the assignment is complete as per supporting documents located at (XXX). Mortgage assignment is with XXX, FSB.
As per miscellaneous notes, there is a Final judgment of dissolution of marriage with minor children, XXX vs XXX, complaint filed on XXX. As per deed XXX, the subject property is with XXX.
County taxes are paid for the year 2016 and there are no prior delinquent taxes are found.
xxx	xxx	xxx	xxx	xxx	XXX	California	XXX	xxx	xxx	xxx	Yes	Refinance	Yes	Final policy	As per the review of Property Ownership Report dated 9/XX/2017, the subject mortgage was originated on 4/XX/2008 with XXX, N.A. which was recorded on XXX.
The chain of the assignment is incomplete. Currently, the mortgage is with XXX. The assignment is missing to XXX.
There are two junior judgments against the borrower in the total amount of $XXX in the favor of XXX which was recorded on XXX and 03/XX/2015 respectively.
There is judgment for an IRS lien in the favor of XXX in the amount of $XXX which was recorded on XXX.
There is a State tax lien which is attached to the subject property in the favor of XXX in the amount of $XXX which was recorded on XXX.
2017 1st and 2nd installment taxes are due, the amount is unavailable. No prior year delinquent taxes are found.